Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Schedule of company's ARO obligations and related additions, reductions and accretion
The following table represents the balance of ARO obligations as of December 31, 2011, and 2010, along with the additions, reductions and accretion related to the Company's ARO obligations for the year ended December 31, 2011:

(In millions)
Balance as of December 31, 2010	$432
Revisions in estimates for current obligations	(10)
Spending for current obligations	(5)
Accretion — Expense	8
Accretion — Nuclear decommissioning	18
Balance as of December 31, 2011	$443